Commitments and Contingent Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingent Liabilities
Schedule of financial instruments with off-balance sheet risk

	September 30,	December 31,
(dollars in thousands)	2016	2015
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$5,179,570	$5,192,874
Standby letters of credit	105,742	127,840
Commercial letters of credit	9,315	8,404

	December 31,
(dollars in thousands)	2015	2014
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$5,192,874	$4,777,846
Standby letters of credit	127,840	53,943
Commercial letters of credit	8,404	10,067